Franchise arrangements - Schedule of Revenues from Franchised Restaurants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues:	$ 4,470,162	$ 4,331,878	$ 3,618,902
Revenues from franchised restaurants
Disaggregation of Revenue [Line Items]
Revenues:	203,414	194,203	161,411
Rent
Disaggregation of Revenue [Line Items]
Revenues:	202,779	193,518	160,795
Sublease Income	166,854	154,087	132,327
Initial fees
Disaggregation of Revenue [Line Items]
Revenues:	380	417	401
Initial fees paid to McDonald's Corporation	833	963	1,012
Royalty fees
Disaggregation of Revenue [Line Items]
Revenues:	255	268	215
Royalty fees paid to McDonald's Corporation	$ 73,979	$ 71,667	$ 62,360